Long-Term Debt (Interest Expense and Other Financing Costs) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	$ 26,354	$ 24,606	$ 52,025	$ 46,930
Amortization of loan fees	2,005	1,912	3,916	3,698
Amortization of original issuance discount	29	0	29	0
Interest Income (Expense), Net	2,616	1,151	2,440	2,226
Capitalized interest	4,076	353	4,801	581
Interest Expense	26,928	27,316	53,609	52,273
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	13,079	12,093	25,131	24,100
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	6,875	6,612	13,789	13,203
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Interest Expense, Debt, Excluding Amortization	$ 6,400	$ 5,901	$ 13,105	$ 9,627